UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5360
                                                      --------

                       OPPENHEIMER MAIN STREET FUNDS, INC.
                       -----------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2005
                                             -----------------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                             SHARES              VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--99.4%
--------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.2%
--------------------------------------------------------------------------------------
AUTO COMPONENTS--0.3%
Autoliv, Inc.                                                 4,200       $    183,792
--------------------------------------------------------------------------------------
Dana Corp.                                                  240,200          1,674,194
--------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 1                          317,500          5,438,775
--------------------------------------------------------------------------------------
Johnson Controls, Inc.                                      259,500         18,022,275
--------------------------------------------------------------------------------------
Lear Corp.                                                  103,300          2,875,872
--------------------------------------------------------------------------------------
TRW Automotive Holdings Corp. 1                              61,200          1,542,240
--------------------------------------------------------------------------------------
Visteon Corp. 1                                             213,900          1,445,964
                                                                          ------------
                                                                            31,183,112
--------------------------------------------------------------------------------------
AUTOMOBILES--0.4%
Ford Motor Co.                                            3,000,426         24,393,463
--------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                       454,300         24,468,598
                                                                          ------------
                                                                            48,862,061
--------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Genuine Parts Co.                                            32,300          1,431,213
--------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Career Education Corp. 1                                    132,100          4,927,330
--------------------------------------------------------------------------------------
Weight Watchers International, Inc. 1                        62,200          2,973,160
                                                                          ------------
                                                                             7,900,490
--------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.6%
Choice Hotels International, Inc.                            43,800          1,586,874
--------------------------------------------------------------------------------------
CKE Restaurants, Inc.                                        46,200            582,582
--------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                    123,200          4,408,096
--------------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                      22,700            762,720
--------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                           2,900            187,369
--------------------------------------------------------------------------------------
McDonald's Corp.                                          1,153,300         39,039,205
--------------------------------------------------------------------------------------
Six Flags, Inc. 1                                            50,300            375,238
--------------------------------------------------------------------------------------
Yum! Brands, Inc.                                           517,800         25,263,462
                                                                          ------------
                                                                            72,205,546
--------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.1%
American Greetings Corp., Cl. A                              84,500          2,213,900
--------------------------------------------------------------------------------------
Beazer Homes USA, Inc.                                       81,400          5,695,558
--------------------------------------------------------------------------------------
Cavco Industries, Inc. 1                                         40              1,570
--------------------------------------------------------------------------------------
Lennar Corp., Cl. A                                          17,900          1,032,472
--------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                      41,700            962,019
--------------------------------------------------------------------------------------
NVR, Inc. 1                                                   5,000          3,436,250
--------------------------------------------------------------------------------------
Stanley Works (The)                                           3,200            153,600
--------------------------------------------------------------------------------------
Whirlpool Corp.                                               6,200            507,470
                                                                          ------------
                                                                            14,002,839
--------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.2%
eBay, Inc. 1                                                643,000         28,812,830
--------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
Hasbro, Inc.                                                226,500          4,625,130
--------------------------------------------------------------------------------------
Marvel Entertainment, Inc. 1                                 38,000            618,260
                                                                          ------------
                                                                             5,243,390


1        |       OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                             SHARES              VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------
MEDIA--3.7%
Cablevision Systems New York Group, Cl. A 1                 100,100       $  2,368,366
--------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                          809,800         26,367,088
--------------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                    1,682,355         44,414,172
--------------------------------------------------------------------------------------
Gannett Co., Inc.                                           434,400         26,767,728
--------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A 1                              2,564,000         19,691,520
--------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                471,800         25,028,990
--------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                   2,513,400         37,223,454
--------------------------------------------------------------------------------------
Omnicom Group, Inc.                                         329,100         27,828,696
--------------------------------------------------------------------------------------
R.H. Donnelley Corp. 1                                       12,000            755,760
--------------------------------------------------------------------------------------
Time Warner, Inc.                                         6,036,600        108,538,068
--------------------------------------------------------------------------------------
Tribune Co.                                                  46,400          1,483,408
--------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                       1,931,276         64,504,618
--------------------------------------------------------------------------------------
Walt Disney Co. (The)                                     1,903,700         47,459,241
                                                                          ------------
                                                                           432,431,109
--------------------------------------------------------------------------------------
MULTILINE RETAIL--1.4%
Dollar General Corp.                                         48,600            919,026
--------------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                                  186,200          4,275,152
--------------------------------------------------------------------------------------
Federated Department Stores, Inc.                           653,700         42,117,891
--------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                         690,200         36,214,794
--------------------------------------------------------------------------------------
Kohl's Corp. 1                                              191,200          8,795,200
--------------------------------------------------------------------------------------
Nordstrom, Inc.                                             581,900         21,460,472
--------------------------------------------------------------------------------------
Saks, Inc. 1                                                227,900          3,767,187
--------------------------------------------------------------------------------------
Sears Holdings Corp. 1                                       49,600          5,704,992
--------------------------------------------------------------------------------------
Target Corp.                                                724,700         38,778,697
                                                                          ------------
                                                                           162,033,411
--------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.0%
Abercrombie & Fitch Co., Cl. A                               10,200            625,464
--------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                             202,000          4,597,520
--------------------------------------------------------------------------------------
AutoNation, Inc. 1                                          267,000          5,532,240
--------------------------------------------------------------------------------------
AutoZone, Inc. 1                                             44,700          3,980,982
--------------------------------------------------------------------------------------
Barnes & Noble, Inc.                                        124,800          5,034,432
--------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc. 1                                   419,800         17,908,668
--------------------------------------------------------------------------------------
Best Buy Co., Inc.                                          756,500         36,493,560
--------------------------------------------------------------------------------------
Borders Group, Inc.                                          26,300            536,257
--------------------------------------------------------------------------------------
Building Materials Holding Corp.                             22,800          1,877,124
--------------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                          34,800          1,535,028
--------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1                       42,300          2,098,080
--------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                192,100          4,020,653
--------------------------------------------------------------------------------------
Claire's Stores, Inc.                                       107,400          3,064,122
--------------------------------------------------------------------------------------
GameStop Corp., Cl. A 1                                      36,167          1,216,658
--------------------------------------------------------------------------------------
Gap, Inc. (The)                                           2,062,500         35,846,250
--------------------------------------------------------------------------------------
Home Depot, Inc.                                          2,420,700        101,136,846
--------------------------------------------------------------------------------------
Limited Brands, Inc.                                         60,700          1,350,575
--------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                           707,800         47,762,344
--------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 1                                99,750          2,922,675
--------------------------------------------------------------------------------------
Office Depot, Inc. 1                                        221,700          6,580,056


2        |       OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                             SHARES              VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
--------------------------------------------------------------------------------------
OfficeMax, Inc.                                              98,100       $  2,862,558
--------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1                        48,300          1,278,018
--------------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                                   63,400          1,448,690
--------------------------------------------------------------------------------------
Sports Authority, Inc. (The) 1                               55,700          1,752,879
--------------------------------------------------------------------------------------
Staples, Inc.                                             1,873,850         43,285,935
--------------------------------------------------------------------------------------
Talbots, Inc. (The)                                          57,700          1,570,594
--------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                        606,400         13,589,424
--------------------------------------------------------------------------------------
Too, Inc. 1                                                  61,000          1,929,430
--------------------------------------------------------------------------------------
Zale Corp. 1                                                 62,800          1,752,120
                                                                          ------------
                                                                           353,589,182
--------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Coach, Inc. 1                                               897,000         30,883,710
--------------------------------------------------------------------------------------
Jones Apparel Group, Inc.                                    80,000          2,300,800
--------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                          87,400          3,048,512
--------------------------------------------------------------------------------------
Phillips/Van Heusen Corp.                                    30,400          1,030,256
--------------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                     151,300          5,006,517
--------------------------------------------------------------------------------------
VF Corp.                                                      8,200            464,530
                                                                          ------------
                                                                            42,734,325
--------------------------------------------------------------------------------------
CONSUMER STAPLES--7.4%
--------------------------------------------------------------------------------------
BEVERAGES--1.1%
Brown-Forman Corp., Cl. B                                     1,200             82,632
--------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                       1,446,000         61,729,740
--------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                            287,900          8,493,050
--------------------------------------------------------------------------------------
PepsiCo, Inc.                                             1,045,430         61,889,456
                                                                          ------------
                                                                           132,194,878
--------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.9%
Albertson's, Inc.                                           182,900          4,298,150
--------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. 1                                  64,100          1,698,009
--------------------------------------------------------------------------------------
Costco Wholesale Corp.                                       94,800          4,738,104
--------------------------------------------------------------------------------------
Kroger Co. (The) 1                                        1,707,200         33,222,112
--------------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                      24,800          1,057,224
--------------------------------------------------------------------------------------
Performance Food Group Co. 1                                 14,600            414,640
--------------------------------------------------------------------------------------
Rite Aid Corp. 1                                            490,200          1,808,838
--------------------------------------------------------------------------------------
Safeway, Inc.                                             1,544,000         35,898,000
--------------------------------------------------------------------------------------
SUPERVALU, Inc.                                             156,100          5,107,592
--------------------------------------------------------------------------------------
Sysco Corp.                                                 368,500         11,909,920
--------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                     2,004,900         97,357,944
--------------------------------------------------------------------------------------
Walgreen Co.                                                226,600         10,351,088
--------------------------------------------------------------------------------------
Whole Foods Market, Inc.                                    143,859         21,187,554
                                                                          ------------
                                                                           229,049,175
--------------------------------------------------------------------------------------
FOOD PRODUCTS--0.8%
Archer-Daniels-Midland Co.                                1,307,100         30,808,347
--------------------------------------------------------------------------------------
Campbell Soup Co.                                           213,400          6,446,814
--------------------------------------------------------------------------------------
Chiquita Brands International, Inc.                          72,900          1,516,320
--------------------------------------------------------------------------------------
Dean Foods Co. 1                                            111,200          4,246,728
--------------------------------------------------------------------------------------
General Mills, Inc.                                         438,800         20,856,164


3        |       OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                             SHARES              VALUE
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
--------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                            173,200       $  6,013,504
--------------------------------------------------------------------------------------
Hershey Co. (The)                                           200,800         10,887,376
--------------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B                                134,200          4,294,400
--------------------------------------------------------------------------------------
Sara Lee Corp.                                              471,500          8,515,290
--------------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                                    125,100          2,105,433
                                                                          ------------
                                                                            95,690,376
--------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.7%
Colgate-Palmolive Co.                                         4,400            239,888
--------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                  112,800          5,945,688
--------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                         85,500          5,042,790
--------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                3,197,785        182,881,324
                                                                          ------------
                                                                           194,109,690
--------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Avon Products, Inc.                                         770,200         21,064,970
--------------------------------------------------------------------------------------
TOBACCO--1.7%
Altria Group, Inc.                                        2,195,900        159,839,561
--------------------------------------------------------------------------------------
Loews Corp./Carolina Group                                   55,900          2,249,975
--------------------------------------------------------------------------------------
Reynolds American, Inc.                                     374,600         33,346,892
--------------------------------------------------------------------------------------
UST, Inc.                                                    25,700            991,506
                                                                          ------------
                                                                           196,427,934
--------------------------------------------------------------------------------------
ENERGY--11.2%
--------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.4%
Grant Prideco, Inc. 1                                        72,200          2,771,758
--------------------------------------------------------------------------------------
Grey Wolf, Inc. 1                                           271,500          2,038,965
--------------------------------------------------------------------------------------
Halliburton Co.                                             109,200          6,950,580
--------------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                      27,200          1,578,144
--------------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1                               41,500          2,033,500
--------------------------------------------------------------------------------------
NS Group, Inc. 1                                             46,600          1,913,396
--------------------------------------------------------------------------------------
Precision Drilling Trust                                    109,500          3,379,844
--------------------------------------------------------------------------------------
Transocean, Inc. 1                                          424,600         27,106,464
--------------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                          57,400          1,876,980
                                                                          ------------
                                                                            49,649,631
--------------------------------------------------------------------------------------
OIL & GAS--10.8%
Amerada Hess Corp.                                          219,900         26,942,148
--------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                    529,100         47,941,751
--------------------------------------------------------------------------------------
Apache Corp.                                                539,400         35,212,032
--------------------------------------------------------------------------------------
Burlington Resources, Inc.                                  659,300         47,634,425
--------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                             426,240         19,316,255
--------------------------------------------------------------------------------------
Chevron Corp.                                             2,916,660        167,153,785
--------------------------------------------------------------------------------------
Comstock Resources, Inc. 1                                   62,200          1,907,674
--------------------------------------------------------------------------------------
ConocoPhillips                                            1,940,982        117,448,821
--------------------------------------------------------------------------------------
Devon Energy Corp.                                          684,000         41,176,800
--------------------------------------------------------------------------------------
Energy Partners Ltd. 1                                       19,000            439,660
--------------------------------------------------------------------------------------
EOG Resources, Inc.                                         521,300         37,403,275
--------------------------------------------------------------------------------------
Exxon Mobil Corp.                                         7,255,996        421,065,448
--------------------------------------------------------------------------------------
Forest Oil Corp. 1                                           73,700          3,302,497


4        |       OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                             SHARES              VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------
OIL & GAS CONTINUED
--------------------------------------------------------------------------------------
General Maritime Corp.                                       32,800       $  1,267,392
--------------------------------------------------------------------------------------
Giant Industries, Inc. 1                                     29,700          1,593,405
--------------------------------------------------------------------------------------
KCS Energy, Inc. 1                                           78,300          2,047,545
--------------------------------------------------------------------------------------
Kerr-McGee Corp.                                            215,609         18,639,398
--------------------------------------------------------------------------------------
Marathon Oil Corp.                                          770,900         45,706,661
--------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                  651,800         51,687,740
--------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                             89,000          4,535,440
--------------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                           996,100         25,631,442
--------------------------------------------------------------------------------------
Remington Oil & Gas Corp. 1                                  49,600          1,659,616
--------------------------------------------------------------------------------------
Sunoco, Inc.                                                476,100         36,754,920
--------------------------------------------------------------------------------------
Swift Energy Co. 1                                           50,300          2,323,357
--------------------------------------------------------------------------------------
Talisman Energy, Inc.                                       424,300         20,283,042
--------------------------------------------------------------------------------------
Tesoro Corp.                                                 99,200          5,462,944
--------------------------------------------------------------------------------------
Trilogy Energy Trust                                        374,800          8,205,025
--------------------------------------------------------------------------------------
Valero Energy Corp.                                         354,137         34,067,979
--------------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                      78,100          4,090,878
--------------------------------------------------------------------------------------
Whiting Petroleum Corp. 1                                    48,700          2,018,615
--------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                   436,200          9,378,300
--------------------------------------------------------------------------------------
XTO Energy, Inc.                                            474,800         19,319,612
                                                                         -------------
                                                                         1,261,617,882
--------------------------------------------------------------------------------------
FINANCIALS--20.1%
--------------------------------------------------------------------------------------
CAPITAL MARKETS--0.4%
Ameriprise Financial, Inc.                                   91,000          3,826,550
--------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                            611,400         19,809,360
--------------------------------------------------------------------------------------
Mellon Financial Corp.                                      252,900          8,507,556
--------------------------------------------------------------------------------------
Northern Trust Corp.                                        195,600         10,306,164
                                                                         -------------
                                                                            42,449,630
--------------------------------------------------------------------------------------
COMMERCIAL BANKS--5.5%
Astoria Financial Corp.                                     171,250          4,842,950
--------------------------------------------------------------------------------------
Bank of America Corp.                                     4,364,312        200,278,278
--------------------------------------------------------------------------------------
BB&T Corp.                                                  238,300         10,139,665
--------------------------------------------------------------------------------------
Comerica, Inc.                                              299,300         17,260,631
--------------------------------------------------------------------------------------
Downey Financial Corp.                                       30,900          1,999,230
--------------------------------------------------------------------------------------
Golden West Financial Corp.                                 319,800         20,719,842
--------------------------------------------------------------------------------------
KeyCorp                                                     666,700         22,107,772
--------------------------------------------------------------------------------------
M&T Bank Corp.                                              163,100         17,650,682
--------------------------------------------------------------------------------------
National City Corp.                                         397,200         13,469,052
--------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                          163,900         10,451,903
--------------------------------------------------------------------------------------
Regions Financial Corp.                                     309,725         10,434,635
--------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                         69,000          5,019,060
--------------------------------------------------------------------------------------
SVB Financial Group 1                                        31,200          1,500,408
--------------------------------------------------------------------------------------
U.S. Bancorp                                              2,419,070         73,249,440
--------------------------------------------------------------------------------------
UnionBanCal Corp.                                           165,200         11,431,840
--------------------------------------------------------------------------------------
Wachovia Corp.                                            1,882,600        100,530,840
--------------------------------------------------------------------------------------
Washington Mutual, Inc.                                   1,144,129         47,126,674
--------------------------------------------------------------------------------------
Wells Fargo & Co.                                         1,236,400         77,707,740
                                                                          ------------
                                                                           645,920,642


5        |       OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                             SHARES              VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.8%
American Express Co.                                        989,600       $ 50,885,232
--------------------------------------------------------------------------------------
AmeriCredit Corp. 1                                         275,600          6,834,880
--------------------------------------------------------------------------------------
Ameritrade Holding Corp. 1                                   31,400            733,504
--------------------------------------------------------------------------------------
Capital One Financial Corp.                                 621,219         51,598,450
--------------------------------------------------------------------------------------
Chicago Mercantile Exchange (The)                            64,200         22,736,430
--------------------------------------------------------------------------------------
CIT Group, Inc.                                             440,300         21,794,850
--------------------------------------------------------------------------------------
Citigroup, Inc.                                           5,431,646        263,706,413
--------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                             575,600         74,229,376
--------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                   138,200          2,649,294
--------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                      3,976,296        152,093,322
--------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                              446,400         56,246,400
--------------------------------------------------------------------------------------
MBNA Corp.                                                1,307,900         35,012,483
--------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                 1,335,300         88,690,626
--------------------------------------------------------------------------------------
Moody's Corp.                                               333,200         20,041,980
--------------------------------------------------------------------------------------
Morgan Stanley                                            1,766,100         98,954,583
--------------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                       792,500         40,155,975
--------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                    1,707,500         26,039,375
--------------------------------------------------------------------------------------
State Street Corp.                                          273,800         15,795,522
                                                                         -------------
                                                                         1,028,198,695
--------------------------------------------------------------------------------------
INSURANCE--4.2%
AFLAC, Inc.                                                 103,100          4,948,800
--------------------------------------------------------------------------------------
Allstate Corp.                                              739,600         41,491,560
--------------------------------------------------------------------------------------
American International Group, Inc.                        2,358,105        158,323,170
--------------------------------------------------------------------------------------
AmerUs Group Co.                                             89,300          5,244,589
--------------------------------------------------------------------------------------
Aon Corp.                                                   641,100         23,342,451
--------------------------------------------------------------------------------------
Assurant, Inc.                                               27,600          1,217,712
--------------------------------------------------------------------------------------
Chubb Corp.                                                 230,400         22,311,936
--------------------------------------------------------------------------------------
Everest Re Group Ltd.                                        22,600          2,375,712
--------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                           162,184          6,133,799
--------------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A                   39,232            894,490
--------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                              31,100          1,071,395
--------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)               500,800         43,754,896
--------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                        28,900          1,605,395
--------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                            18,000          1,165,500
--------------------------------------------------------------------------------------
Lincoln National Corp.                                       35,900          1,866,082
--------------------------------------------------------------------------------------
Loews Corp.                                                 207,800         20,069,324
--------------------------------------------------------------------------------------
MBIA, Inc.                                                  110,000          6,795,800
--------------------------------------------------------------------------------------
MetLife, Inc.                                               729,000         37,499,760
--------------------------------------------------------------------------------------
Old Republic International Corp.                             76,600          2,038,326
--------------------------------------------------------------------------------------
Progressive Corp.                                           145,200         17,858,148
--------------------------------------------------------------------------------------
Prudential Financial, Inc.                                  459,900         35,596,260
--------------------------------------------------------------------------------------
Safeco Corp.                                                 57,600          3,240,000
--------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                       1,081,600         50,326,848
--------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                               37,700          3,884,608
--------------------------------------------------------------------------------------
Torchmark Corp.                                              13,400            725,208
                                                                          ------------
                                                                           493,781,769
--------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.2%
Accredited Home Lenders Holding Co. 1                        44,100          1,910,412


6        |       OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                             SHARES              VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE CONTINUED
--------------------------------------------------------------------------------------
Countrywide Financial Corp.                                 985,200       $ 34,294,812
--------------------------------------------------------------------------------------
Fannie Mae                                                1,252,200         60,168,210
--------------------------------------------------------------------------------------
Freddie Mac                                                 570,400         35,621,480
--------------------------------------------------------------------------------------
Fremont General Corp.                                        12,100            283,261
--------------------------------------------------------------------------------------
MGIC Investment Corp.                                        95,200          6,197,520
--------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                        72,800          2,955,680
--------------------------------------------------------------------------------------
Radian Group, Inc.                                          104,100          5,887,896
                                                                          ------------
                                                                           147,319,271
--------------------------------------------------------------------------------------
HEALTH CARE--14.4%
--------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.2%
Abgenix, Inc. 1                                             129,800          1,779,558
--------------------------------------------------------------------------------------
Alkermes, Inc. 1                                            115,400          2,097,972
--------------------------------------------------------------------------------------
Amgen, Inc. 1                                             1,422,600        115,131,018
--------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                      223,600          6,166,888
--------------------------------------------------------------------------------------
Genentech, Inc. 1                                           355,700         34,012,034
--------------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                           63,000          4,683,420
--------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                     487,600         24,716,444
--------------------------------------------------------------------------------------
Sepracor, Inc. 1                                             15,300            841,194
--------------------------------------------------------------------------------------
Techne Corp. 1                                               43,300          2,392,758
--------------------------------------------------------------------------------------
Wyeth                                                     1,589,600         66,063,776
                                                                          ------------
                                                                           257,885,062
--------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.4%
Baxter International, Inc.                                  557,100         21,665,619
--------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                     491,500         28,620,045
--------------------------------------------------------------------------------------
Boston Scientific Corp. 1                                 1,401,700         37,117,016
--------------------------------------------------------------------------------------
Guidant Corp.                                               247,000         15,234,960
--------------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1                                     43,600          1,698,220
--------------------------------------------------------------------------------------
Medtronic, Inc.                                             863,000         47,956,910
--------------------------------------------------------------------------------------
Mentor Corp.                                                 85,700          4,177,018
--------------------------------------------------------------------------------------
Millipore Corp. 1                                            22,300          1,424,078
--------------------------------------------------------------------------------------
Stryker Corp.                                                43,600          1,887,880
--------------------------------------------------------------------------------------
Waters Corp. 1                                               67,400          2,644,102
--------------------------------------------------------------------------------------
Zimmer Holdings, Inc. 1                                      85,500          5,358,285
                                                                          ------------
                                                                           167,784,133
--------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.8%
Aetna, Inc.                                                 341,700         31,603,833
--------------------------------------------------------------------------------------
American Healthways, Inc. 1                                  46,200          2,051,742
--------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                      87,400          7,022,590
--------------------------------------------------------------------------------------
Beverly Enterprises, Inc. 1                                  55,000            655,600
--------------------------------------------------------------------------------------
Cardinal Health, Inc.                                       742,500         47,482,875
--------------------------------------------------------------------------------------
Caremark Rx, Inc. 1                                         980,500         50,387,895
--------------------------------------------------------------------------------------
CIGNA Corp.                                                 363,600         40,912,272
--------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                 93,800          5,587,666
--------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                     357,300         30,177,558
--------------------------------------------------------------------------------------
Genesis HealthCare Corp. 1                                   37,500          1,576,875


7        |       OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                             SHARES              VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
--------------------------------------------------------------------------------------
HCA, Inc.                                                   919,800       $ 46,900,602
--------------------------------------------------------------------------------------
Health Net, Inc. 1                                          107,700          5,495,931
--------------------------------------------------------------------------------------
Humana, Inc. 1                                              165,000          7,561,950
--------------------------------------------------------------------------------------
IMS Health, Inc.                                             57,200          1,398,540
--------------------------------------------------------------------------------------
Manor Care, Inc.                                             56,400          2,223,852
--------------------------------------------------------------------------------------
McKesson Corp.                                              845,100         42,508,530
--------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                              793,429         42,567,466
--------------------------------------------------------------------------------------
Omnicare, Inc.                                               75,500          4,299,725
--------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc. 1                            83,100          7,149,924
--------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                              50,400          4,261,824
--------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                     420,700         21,072,863
--------------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                       86,900          3,706,285
--------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                               61,800          4,833,996
--------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                  1,333,284         79,810,380
--------------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1                                41,400          1,634,472
--------------------------------------------------------------------------------------
WellChoice, Inc. 1                                           61,400          4,755,430
--------------------------------------------------------------------------------------
WellPoint, Inc. 1                                           885,900         68,063,697
                                                                          ------------
                                                                           565,704,373
--------------------------------------------------------------------------------------
PHARMACEUTICALS--6.0%
Abbott Laboratories                                       1,391,600         52,477,236
--------------------------------------------------------------------------------------
Allergan, Inc.                                              321,600         32,160,000
--------------------------------------------------------------------------------------
Alpharma, Inc., Cl. A                                        65,000          1,717,300
--------------------------------------------------------------------------------------
Andrx Corp. 1                                               114,900          2,044,071
--------------------------------------------------------------------------------------
Barr Pharmaceuticals, Inc.                                  146,000          8,373,100
--------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                    880,300         19,005,677
--------------------------------------------------------------------------------------
Eli Lilly & Co.                                             629,500         31,789,750
--------------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                                 656,100         25,633,827
--------------------------------------------------------------------------------------
Johnson & Johnson                                         3,372,344        208,242,242
--------------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                                348,400          5,480,332
--------------------------------------------------------------------------------------
Kos Pharmaceuticals, Inc. 1                                  22,000          1,464,760
--------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A                          22,100            705,211
--------------------------------------------------------------------------------------
Merck & Co., Inc.                                         3,852,000        113,248,800
--------------------------------------------------------------------------------------
Pfizer, Inc.                                              9,019,145        191,205,874
--------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                              141,200          4,710,432
                                                                          ------------
                                                                           698,258,612
--------------------------------------------------------------------------------------
INDUSTRIALS--10.1%
--------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.8%
Alliant Techsystems, Inc. 1                                  58,700          4,454,156
--------------------------------------------------------------------------------------
Boeing Co.                                                1,089,100         74,265,729
--------------------------------------------------------------------------------------
General Dynamics Corp.                                      282,800         32,324,040
--------------------------------------------------------------------------------------
Honeywell International, Inc.                             1,013,900         37,047,906
--------------------------------------------------------------------------------------
Lockheed Martin Corp.                                       693,200         42,007,920
--------------------------------------------------------------------------------------
Northrop Grumman Corp.                                      786,100         45,098,557
--------------------------------------------------------------------------------------
Precision Castparts Corp.                                   165,600          8,443,944
--------------------------------------------------------------------------------------
Raytheon Co.                                              1,146,000         44,029,320


8        |       OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                             SHARES              VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
United Technologies Corp.                                   846,400       $ 45,570,176
                                                                          ------------
                                                                           333,241,748
--------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.1%
United Parcel Service, Inc., Cl. B                           71,300          5,554,270
--------------------------------------------------------------------------------------
AIRLINES--0.1%
Alaska Air Group, Inc. 1                                     69,600          2,452,008
--------------------------------------------------------------------------------------
AMR Corp. 1                                                 300,700          5,078,823
--------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1                         121,600          1,893,312
                                                                          ------------
                                                                             9,424,143
--------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
American Standard Cos., Inc.                                177,300          6,751,584
--------------------------------------------------------------------------------------
Masco Corp.                                                 533,400         15,879,318
--------------------------------------------------------------------------------------
USG Corp.(1,2)                                               94,300          5,771,160
                                                                          ------------
                                                                            28,402,062
--------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.7%
Administaff, Inc.                                            36,200          1,630,810
--------------------------------------------------------------------------------------
Cendant Corp.                                             2,365,500         42,034,935
--------------------------------------------------------------------------------------
Corporate Executive Board Co.                                11,300            977,563
--------------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                     17,700          1,150,500
--------------------------------------------------------------------------------------
Manpower, Inc.                                               52,400          2,433,980
--------------------------------------------------------------------------------------
PHH Corp. 1                                                  16,730            482,828
--------------------------------------------------------------------------------------
Pitney Bowes, Inc.                                          357,800         14,905,948
--------------------------------------------------------------------------------------
Republic Services, Inc.                                      72,700          2,606,295
--------------------------------------------------------------------------------------
Robert Half International, Inc.                             116,700          4,464,942
--------------------------------------------------------------------------------------
Waste Management, Inc.                                      370,900         11,093,619
                                                                          ------------
                                                                            81,781,420
--------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.0%
McDermott International, Inc. 1                              28,400          1,188,824
--------------------------------------------------------------------------------------
Quanta Services, Inc. 1                                     148,100          2,095,615
                                                                          ------------
                                                                             3,284,439
--------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Apollo Group, Inc., Cl. A 1                                 364,500         25,952,400
--------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Emerson Electric Co.                                        353,300         26,713,013
--------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                   493,700         27,859,491
--------------------------------------------------------------------------------------
Roper Industries, Inc.                                       61,700          2,430,980
                                                                          ------------
                                                                            57,003,484
--------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.6%
3M Co.                                                      246,000         19,306,080
--------------------------------------------------------------------------------------
General Electric Co.                                     10,324,400        368,787,568
--------------------------------------------------------------------------------------
Tyco International Ltd.                                   1,330,200         37,937,304
                                                                          ------------
                                                                           426,030,952
--------------------------------------------------------------------------------------
MACHINERY--1.2%
Caterpillar, Inc.                                           605,900         35,008,902
--------------------------------------------------------------------------------------
Danaher Corp.                                               233,500         12,959,250
--------------------------------------------------------------------------------------
Deere & Co.                                                 109,400          7,586,890


9        |       OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                             SHARES              VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------
MACHINERY CONTINUED
--------------------------------------------------------------------------------------
Flowserve Corp. 1                                           111,600       $  4,169,376
--------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                   394,200         34,796,034
--------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A                              632,200         25,054,086
--------------------------------------------------------------------------------------
ITT Industries, Inc.                                         20,000          2,175,200
--------------------------------------------------------------------------------------
JLG Industries, Inc.                                         48,600          2,211,300
--------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                        56,400          3,858,324
--------------------------------------------------------------------------------------
SPX Corp.                                                   116,200          5,470,696
--------------------------------------------------------------------------------------
Terex Corp. 1                                                85,200          5,250,024
--------------------------------------------------------------------------------------
Toro Co. (The)                                               40,600          1,631,714
                                                                          ------------
                                                                           140,171,796
--------------------------------------------------------------------------------------
ROAD & RAIL--0.7%
Burlington Northern Santa Fe Corp.                          555,300         36,749,754
--------------------------------------------------------------------------------------
CSX Corp.                                                    84,800          4,124,672
--------------------------------------------------------------------------------------
Laidlaw International, Inc.                                  23,000            497,260
--------------------------------------------------------------------------------------
Landstar System, Inc.                                        64,500          2,776,080
--------------------------------------------------------------------------------------
Norfolk Southern Corp.                                      590,800         26,136,992
--------------------------------------------------------------------------------------
Union Pacific Corp.                                          81,900          6,268,626
                                                                          ------------
                                                                            76,553,384
--------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
United Rentals, Inc. 1                                       86,800          1,836,688
--------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--19.7%
--------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.8%
ADC Telecommunications, Inc. 1                              144,800          2,958,264
--------------------------------------------------------------------------------------
ADTRAN, Inc.                                                 93,400          2,760,904
--------------------------------------------------------------------------------------
Avaya, Inc. 1                                               356,400          4,248,288
--------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                      687,200          3,003,064
--------------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                     8,912,000        156,316,480
--------------------------------------------------------------------------------------
Corning, Inc. 1                                           2,066,700         41,850,675
--------------------------------------------------------------------------------------
Emulex Corp. 1                                              109,100          2,174,363
--------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                    741,200         16,669,588
--------------------------------------------------------------------------------------
Motorola, Inc.                                            2,081,200         50,136,108
--------------------------------------------------------------------------------------
QLogic Corp. 1                                              140,100          4,631,706
--------------------------------------------------------------------------------------
QUALCOMM, Inc.                                              867,375         39,439,541
--------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                    155,900          6,597,688
--------------------------------------------------------------------------------------
Tellabs, Inc. 1                                             378,300          3,881,358
                                                                          ------------
                                                                           334,668,027
--------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--5.0%
Apple Computer, Inc. 1                                    1,087,700         73,767,814
--------------------------------------------------------------------------------------
Dell, Inc. 1                                              4,066,900        122,657,704
--------------------------------------------------------------------------------------
EMC Corp. 1                                               4,359,300         60,725,049
--------------------------------------------------------------------------------------
Hewlett-Packard Co.                                       4,372,500        129,732,075
--------------------------------------------------------------------------------------
International Business Machines Corp.                     1,787,300        158,890,970
--------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                        133,100          6,338,222
--------------------------------------------------------------------------------------
NCR Corp. 1                                                 199,300          6,766,235
--------------------------------------------------------------------------------------
Network Appliance, Inc. 1                                   232,400          6,767,488


10        |       OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                             SHARES              VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS CONTINUED
--------------------------------------------------------------------------------------
Palm, Inc. 1                                                 68,100       $  1,932,678
--------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                  1,512,800          5,703,256
--------------------------------------------------------------------------------------
Western Digital Corp. 1                                     545,000          8,131,400
                                                                          ------------
                                                                           581,412,891
--------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
Agilent Technologies, Inc. 1                              1,004,300         35,813,338
--------------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                                   170,500          5,285,500
--------------------------------------------------------------------------------------
Avnet, Inc. 1                                               226,100          5,087,250
--------------------------------------------------------------------------------------
CDW Corp.                                                    92,800          5,442,720
--------------------------------------------------------------------------------------
Jabil Circuit, Inc. 1                                       185,100          6,130,512
--------------------------------------------------------------------------------------
Komag, Inc. 1                                                59,400          2,075,436
--------------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                       1,135,400          4,700,556
--------------------------------------------------------------------------------------
Solectron Corp. 1                                         1,427,100          5,123,289
--------------------------------------------------------------------------------------
UNOVA, Inc. 1                                                74,900          2,106,188
                                                                          ------------
                                                                            71,764,789
--------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.6%
Check Point Software Technologies Ltd. 1                    188,100          4,004,649
--------------------------------------------------------------------------------------
Digital River, Inc. 1                                        64,800          1,679,616
--------------------------------------------------------------------------------------
EarthLink, Inc. 1                                           367,400          4,203,056
--------------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                        92,700         37,542,573
--------------------------------------------------------------------------------------
Internet Security Systems, Inc. 1                           105,000          2,400,300
--------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1                                 24,700          1,824,589
--------------------------------------------------------------------------------------
United Online, Inc.                                         267,900          3,780,069
--------------------------------------------------------------------------------------
Websense, Inc. 1                                             34,900          2,266,755
--------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                              437,500         17,600,625
                                                                          ------------
                                                                            75,302,232
--------------------------------------------------------------------------------------
IT SERVICES--0.8%
CACI International, Inc., Cl. A 1                            51,300          2,839,968
--------------------------------------------------------------------------------------
Ceridian Corp. 1                                            135,800          3,259,200
--------------------------------------------------------------------------------------
CheckFree Corp. 1                                            77,800          3,644,930
--------------------------------------------------------------------------------------
Computer Sciences Corp. 1                                   138,300          6,946,809
--------------------------------------------------------------------------------------
CSG Systems International, Inc. 1                            10,400            249,600
--------------------------------------------------------------------------------------
Electronic Data Systems Corp.                               286,400          6,601,520
--------------------------------------------------------------------------------------
First Data Corp.                                          1,266,500         54,801,455
--------------------------------------------------------------------------------------
Fiserv, Inc. 1                                              154,500          7,031,295
--------------------------------------------------------------------------------------
Global Payments, Inc.                                        74,700          3,270,366
--------------------------------------------------------------------------------------
NAVTEQ Corp. 1                                                5,000            210,000
--------------------------------------------------------------------------------------
Sabre Holdings Corp.                                        221,400          5,063,418
                                                                          ------------
                                                                            93,918,561
--------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.3%
Xerox Corp. 1                                             2,181,000         30,970,200
--------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.0%
Analog Devices, Inc.                                      1,038,400         39,376,128


11        |       OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                             SHARES              VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
--------------------------------------------------------------------------------------
Applied Materials, Inc.                                   3,162,000       $ 57,263,820
--------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                     826,700         38,474,618
--------------------------------------------------------------------------------------
Cymer, Inc. 1                                                56,600          2,163,252
--------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., Cl. A 1        295,200          5,118,768
--------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. B 1                      778,566         20,087,003
--------------------------------------------------------------------------------------
Intel Corp.                                               9,037,600        241,123,168
--------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                       214,600          5,504,490
--------------------------------------------------------------------------------------
KLA-Tencor Corp.                                            467,800         23,946,682
--------------------------------------------------------------------------------------
Lam Research Corp. 1                                        156,500          5,875,010
--------------------------------------------------------------------------------------
Linear Technology Corp.                                      66,200          2,469,922
--------------------------------------------------------------------------------------
LSI Logic Corp. 1                                           652,700          5,358,667
--------------------------------------------------------------------------------------
Micrel, Inc. 1                                              117,100          1,414,568
--------------------------------------------------------------------------------------
Microchip Technology, Inc.                                  201,500          6,722,040
--------------------------------------------------------------------------------------
Microsemi Corp. 1                                            35,500            985,125
--------------------------------------------------------------------------------------
National Semiconductor Corp.                                287,600          7,443,088
--------------------------------------------------------------------------------------
Novellus Systems, Inc.                                      217,700          5,370,659
--------------------------------------------------------------------------------------
NVIDIA Corp. 1                                              151,500          5,479,755
--------------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1                             124,300          2,200,110
--------------------------------------------------------------------------------------
Photronics, Inc. 1                                           47,200            749,536
--------------------------------------------------------------------------------------
Skyworks Solutions, Inc. 1                                   75,900            409,101
--------------------------------------------------------------------------------------
Texas Instruments, Inc.                                   3,330,000        108,158,400
                                                                          ------------
                                                                           585,693,910
--------------------------------------------------------------------------------------
SOFTWARE--4.6%
Activision, Inc. 1                                           82,400          1,096,744
--------------------------------------------------------------------------------------
Autodesk, Inc.                                              747,800         31,198,216
--------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                         561,100          4,920,847
--------------------------------------------------------------------------------------
BMC Software, Inc. 1                                        274,100          5,616,309
--------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                              341,300          5,849,882
--------------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                      138,600          3,761,604
--------------------------------------------------------------------------------------
Cognos, Inc. 1                                               34,400          1,154,120
--------------------------------------------------------------------------------------
Computer Associates International, Inc.                     925,380         26,382,584
--------------------------------------------------------------------------------------
Compuware Corp. 1                                           626,200          5,779,826
--------------------------------------------------------------------------------------
Fair Isaac Corp.                                            110,500          5,063,110
--------------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                                   95,800          5,072,610
--------------------------------------------------------------------------------------
Informatica Corp. 1                                          32,000            359,680
--------------------------------------------------------------------------------------
Intuit, Inc. 1                                              138,000          7,392,660
--------------------------------------------------------------------------------------
McAfee, Inc. 1                                              194,600          5,411,826
--------------------------------------------------------------------------------------
Microsoft Corp.                                           9,748,600        270,133,706
--------------------------------------------------------------------------------------
Novell, Inc. 1                                              658,800          5,125,464
--------------------------------------------------------------------------------------
Oracle Corp. 1                                            6,913,300         86,900,181
--------------------------------------------------------------------------------------
Parametric Technology Corp. 1                               386,400          2,260,440
--------------------------------------------------------------------------------------
Red Hat, Inc. 1                                             226,900          5,348,033
--------------------------------------------------------------------------------------
Symantec Corp. 1                                          2,703,818         47,776,464


12        |       OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                             SHARES              VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------
SOFTWARE CONTINUED
--------------------------------------------------------------------------------------
Synopsys, Inc. 1                                            400,300       $  7,813,856
--------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                       103,600          1,890,700
                                                                          ------------
                                                                           536,308,862
--------------------------------------------------------------------------------------
MATERIALS--2.4%
--------------------------------------------------------------------------------------
CHEMICALS--1.4%
Agrium, Inc.                                                175,600          3,583,996
--------------------------------------------------------------------------------------
Dow Chemical Co. (The)                                    1,109,300         50,195,825
--------------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                                344,400         14,723,100
--------------------------------------------------------------------------------------
FMC Corp. 1                                                  65,700          3,493,269
--------------------------------------------------------------------------------------
Lubrizol Corp. (The)                                         20,600            869,526
--------------------------------------------------------------------------------------
Lyondell Chemical Co.                                       218,300          5,551,369
--------------------------------------------------------------------------------------
Monsanto Co.                                                529,300         38,781,811
--------------------------------------------------------------------------------------
PPG Industries, Inc.                                        362,500         22,014,625
--------------------------------------------------------------------------------------
Rohm & Haas Co.                                             406,000         17,782,800
--------------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), Cl. A                          63,600          2,984,112
                                                                          ------------
                                                                           159,980,433
--------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
Texas Industries, Inc.                                       35,900          1,790,692
--------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Crown Holdings, Inc. 1                                      112,400          2,083,896
--------------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                      283,200          6,159,600
--------------------------------------------------------------------------------------
Sealed Air Corp. 1                                           72,300          3,738,633
                                                                          ------------
                                                                            11,982,129
--------------------------------------------------------------------------------------
METALS & MINING--0.7%
AK Steel Holding Corp. 1                                    225,200          1,866,908
--------------------------------------------------------------------------------------
Alcoa, Inc.                                                 635,300         17,413,573
--------------------------------------------------------------------------------------
Carpenter Technology Corp.                                   52,300          3,428,265
--------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                 139,100          7,248,501
--------------------------------------------------------------------------------------
Nucor Corp.                                                 131,500          8,821,020
--------------------------------------------------------------------------------------
Phelps Dodge Corp.                                          231,100         31,353,337
--------------------------------------------------------------------------------------
Quanex Corp.                                                 49,100          3,036,835
--------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                                77,100          4,973,721
--------------------------------------------------------------------------------------
Steel Dynamics, Inc.                                         57,300          1,983,726
--------------------------------------------------------------------------------------
Worthington Industries, Inc.                                 80,400          1,631,316
                                                                          ------------
                                                                            81,757,202
--------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Georgia-Pacific Corp.                                       119,100          5,632,239
--------------------------------------------------------------------------------------
International Paper Co.                                     112,700          3,553,431
--------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                      80,700          2,176,479
--------------------------------------------------------------------------------------
MeadWestvaco Corp.                                          163,600          4,579,164
--------------------------------------------------------------------------------------
Weyerhaeuser Co.                                            197,100         13,069,701
                                                                          ------------
                                                                            29,011,014
--------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.1%
--------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
American Tower Corp. 1                                      277,100          7,562,059
--------------------------------------------------------------------------------------
AT&T, Inc.                                                2,841,129         70,772,523


13        |       OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                             SHARES              VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
--------------------------------------------------------------------------------------
BellSouth Corp.                                           1,810,700    $    49,359,682
--------------------------------------------------------------------------------------
CenturyTel, Inc.                                            142,700          4,723,370
--------------------------------------------------------------------------------------
Crown Castle International Corp. 1                          153,200          4,197,680
--------------------------------------------------------------------------------------
MCI, Inc.                                                     3,100             61,566
--------------------------------------------------------------------------------------
Qwest Communications International, Inc. 1                  966,100          5,062,364
--------------------------------------------------------------------------------------
Sprint Nextel Corp.                                       4,689,831        117,433,368
--------------------------------------------------------------------------------------
Verizon Communications, Inc.                              3,006,410         96,144,992
                                                                       ---------------
                                                                           355,317,604
--------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.0%
Dobson Communications Corp., Cl. A 1                        254,200          1,873,454
--------------------------------------------------------------------------------------
UTILITIES--0.8%
--------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.8%
AES Corp. (The) 1                                           457,200          7,210,044
--------------------------------------------------------------------------------------
American Electric Power Co., Inc.                            89,300          3,263,022
--------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                            390,200         20,676,698
--------------------------------------------------------------------------------------
DTE Energy Co.                                                1,700             74,188
--------------------------------------------------------------------------------------
Duke Energy Corp.                                             5,900            158,474
--------------------------------------------------------------------------------------
Edison International, Inc.                                  188,500          8,505,120
--------------------------------------------------------------------------------------
Entergy Corp.                                                48,200          3,374,000
--------------------------------------------------------------------------------------
FirstEnergy Corp.                                            83,600          3,925,856
--------------------------------------------------------------------------------------
PG&E Corp.                                                  725,000         26,665,500
--------------------------------------------------------------------------------------
PPL Corp.                                                    32,900            967,260
--------------------------------------------------------------------------------------
Progress Energy, Inc., Contingent
Value Obligation 1,3                                        680,100             40,806
--------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                         9,700            608,384
--------------------------------------------------------------------------------------
TXU Corp.                                                   190,700         19,571,541
                                                                       ---------------
                                                                            95,040,893
--------------------------------------------------------------------------------------
GAS UTILITIES--0.0%
NiSource, Inc.                                               37,700            811,681
--------------------------------------------------------------------------------------
Sempra Energy                                                12,000            527,400
                                                                       ---------------
                                                                             1,339,081
--------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.0%
Energy East Corp.                                            11,600            272,020
--------------------------------------------------------------------------------------
Sierra Pacific Resources 1                                  159,800          2,154,104
                                                                       ---------------
                                                                             2,426,124
                                                                       ---------------
Total Common Stocks (Cost $9,485,088,967)                               11,667,331,115
--------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------------
Wachovia Corp., Dividend Equalization Preferred
Shares 1,3  (Cost $0)                                       100,000                400

                                                              UNITS
--------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------------
Dime Bancorp, Inc. Wts., Exp. 1/2/10 1                      485,800             53,438
--------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp. 12/10/07 1              68,554             42,503
                                                                          ------------
Total Rights, Warrants and Certificates (Cost $0)                               95,941


14        |       OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                               PRINCIPAL
                                                                                  AMOUNT               VALUE
-------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.4%
-------------------------------------------------------------------------------------------------------------
Undivided interest of 4.05% in joint repurchase agreement
(Principal Amount/Value $1,178,834,000, with a maturity value of
$1,178,963,344) with UBS Warburg LLC, 3.95%, dated 11/30/05, to be repurchased at $47,781,242 on 12/1/05, collateralized by
Federal National Mortgage Assn., 4%--5.50%, 10/1/18--1/1/35, with
a value of $1,204,738,816  (Cost $47,776,000)                               $ 47,776,000    $     47,776,000
-------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with                             11,715,203,456
Cash Collateral from Securities Loaned) (Cost $9,532,864,967)
-------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.0%
-------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.0%
Undivided interest of 0.11% in combined joint repurchase
agreement (Combined Principal Amount/Combined Value
$3,510,000,000, with a combined maturity value of $3,510,393,900)
with Nomura Securities, 4.04%, dated 11/30/05, to be repurchased at $3,888,190 on 12/1/05, collateralized by U.S. Agency
Mortgages, 0.00%--6.50%, 5/15/07--12/1/35, with Nomura
Securities, with a combined value of $3,580,200,001 4                          3,887,754           3,887,754
-------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTES--0.0%
Bear Stearns, 4.18%, 12/1/05 4                                                   500,000             500,000
                                                                                                ------------
Total Investments Purchased with Cash Collateral from Securities
Loaned (Cost $4,387,754)                                                                           4,387,754
-------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $9,537,252,721)                                   99.8%     11,719,591,210
-------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                      0.2          23,670,061
                                                                            ---------------------------------
Net Assets                                                                         100.0%   $ 11,743,261,271
                                                                            =================================

Footnotes to Statement of Investments

1.    Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes to Quarterly Statement of Investments.

3. Illiquid security. The aggregate value of illiquid securities as of November 30, 2005 was $41,206, which represents less than 0.005% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

4. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $9,649,117,653
                                              ===============

Gross unrealized appreciation                 $2,243,580,472
Gross unrealized depreciation                   (173,106,915)
                                              ---------------
Net unrealized appreciation                   $2,070,473,557
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using


15        |       OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID SECURITIES

As of November 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or


16        |       OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of November 30, 2005, the Fund had on loan securities valued at $4,313,743. Collateral of $4,387,754 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.


17        |       OPPENHEIMER MAIN STREET FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2005, the
         registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Funds, Inc.

By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: January 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: January 18, 2006


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: January 18, 2006